Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Intangible Assets, Net (Textual)
Amortization expense	$ 6,967	$ 6,169	$ 4,819